Consolidated Statements of Changes in Equity	Issued capital [member] USD ($) shares	Equity reserve [member] USD ($)	Hedging reserve [member] USD ($)	Fair value reserve [member] USD ($)	Reserves convertible Debentures [member] USD ($)	Foreign currency reserves [member] USD ($)	Retained earnings [member] USD ($)	USD ($)
Equity at beginning of period at Dec. 31, 2018	$ 420,467,000	$ 17,882,000	$ (9,000)	$ (42,000)		$ 1,115,000	$ 163,391,000	$ 602,804,000
Equity at beginning of period, shares at Dec. 31, 2018 | shares	159,939,595
Net income for the year							23,796,000	23,796,000
Other comprehensive income (loss)			(665,000)					(665,000)
Comprehensive income for the year			(665,000)				23,796,000	23,131,000
Shares issued on vesting of share units	$ 1,678,000	(1,678,000)
Shares issued on vesting of share units (in shares)	351,958
Share-based payments		4,666,000						4,666,000
Equity portion of convertible debenture, net of tax (note 17 (b))					$ 4,825,000			4,825,000
Subtotal of transactions with owners of the Company	$ 1,678,000	2,988,000			4,825,000			9,491,000
Subtotal of transactions with owners of the Company, shares | shares	351,958
Equity at end of period at Dec. 31, 2019	$ 422,145,000	20,870,000	(674,000)	(42,000)	4,825,000	1,115,000	187,187,000	635,426,000
Equity at end of period, shares at Dec. 31, 2019 | shares	160,291,553
Net income for the year							21,553,000	21,553,000
Other comprehensive income (loss)			(204,000)	(382,000)				(586,000)
Comprehensive income for the year			(204,000)	(382,000)			21,553,000	20,967,000
Issuance of common shares	$ 69,000,000							69,000,000
Issuance of common shares, shares | shares	23,000,000
Share issuance costs	$ (3,358,000)							(3,358,000)
Exercise of stock options	$ 1,438,000	(427,000)						$ 1,011,000
Exercise of stock options, shares	211,626							211,626
Shares issued on vesting of share units	$ 3,081,000	(3,081,000)
Shares issued on vesting of share units (in shares)	692,548
Share-based payments		2,724,000						$ 2,724,000
Subtotal of transactions with owners of the Company	$ 70,161,000	(784,000)						69,377,000
Subtotal of transactions with owners of the Company, shares | shares	23,904,174
Equity at end of period at Dec. 31, 2020	$ 492,306,000	$ 20,086,000	$ (878,000)	$ (424,000)	$ 4,825,000	$ 1,115,000	$ 208,740,000	$ 725,770,000
Equity at end of period, shares at Dec. 31, 2020 | shares	184,195,727